Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	$ 4,253,686	$ 546,514
Remeasurement	5,405,497	694,499
Ending balance	6,101,956	783,980	$ 4,253,686	$ 546,514
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	3,185,354
Remeasurement
Ending balance	2,394,402		3,185,354
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	24,413
Ending balance	16,704		24,413
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,043,919
Remeasurement	5,405,497
Ending balance	3,690,850		1,043,919
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	21,856,442	2,808,120	18,977,072	2,438,178
Remeasurement	5,405,497	694,499
Additions	20,998	2,698	2,879,370	369,942
Write-off	(10,677,803)	(1,371,886)
Ending balance	16,605,134	2,133,431	21,856,442	2,808,120
Cost [Member] | Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	8,019,500		5,140,130
Remeasurement
Additions	20,998		2,879,370
Write-off	(1,282,524)
Ending balance	6,757,974		8,019,500
Cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	4,291,663		4,291,663
Remeasurement
Additions
Write-off
Ending balance	4,291,663		4,291,663
Cost [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	9,545,279		9,545,279
Remeasurement	5,405,497
Additions
Write-off	(9,395,279)
Ending balance	5,555,497		9,545,279
Accumulated Depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	17,602,756	2,261,606	13,157,842	1,690,523
Write-off	(10,677,803)	(1,371,886)
Depreciation	3,578,225	459,731	4,444,914	571,083
Ending balance	10,503,178	$ 1,349,451	17,602,756	$ 2,261,606
Accumulated Depreciation [Member] | Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	4,834,146		3,964,013
Write-off	(1,282,524)
Depreciation	811,950		870,133
Ending balance	4,363,572		4,834,146
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	4,267,250		3,834,229
Write-off
Depreciation	7,709		433,021
Ending balance	4,274,959		4,267,250
Accumulated Depreciation [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	8,501,360		5,359,600
Write-off	(9,395,279)
Depreciation	2,758,566		3,141,760
Ending balance	$ 1,864,647		$ 8,501,360